Funds Held For Customers - Schedule of Gross Unrealized Loss and Fair Values (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Available For Sale Securities [Line Items]
Fair value	$ 269,118	$ 58,092	$ 147,528
Unrealized losses	(1,074)	(13)	(159)
Corporate Bonds
Schedule Of Available For Sale Securities [Line Items]
Fair value	235,152	46,065	67,013
Unrealized losses	(938)	(12)	(82)
Certificates of Deposit
Schedule Of Available For Sale Securities [Line Items]
Fair value	33,966	12,027	80,515
Unrealized losses	$ (136)	$ (1)	$ (77)